Sterling Capital Funds

434 Fayetteville Street Mall

Fifth Floor

Raleigh, North Carolina 27601

February 3, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds (the “Trust”): File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the following form of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 79 to its Registration Statement on Form N-1A, which was filed by electronic transmission on January 30, 2012 and effective February 1, 2012:

(i) Prospectus, dated February 1, 2012, relating to Class S Shares of the Sterling Capital Funds; and

(ii) Statement of Additional Information, dated February 1, 2012, relating to the Class S Shares of the Sterling Capital Funds.

STERLING CAPITAL FUNDS
Registrant

/s/ E.G. Purcell, III
*E.G. Purcell, III
President

*By:	/s/ Alan G. Priest
Alan G. Priest, as Attorney-in-fact
pursuant to power of attorney filed previously